Note S - Revision of Previously Issued Consolidated Financial Statements	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
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NOTE S—REVISION OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

Due to errors discovered in the Company’s 2020 and 2021 tax provisions, the Company revised certain previously issued disclosures related to the components of its deferred tax assets and liabilities and valuation allowance as of December 31, 2021 and 2020. Additionally, the Company has revised the reconciliation of its income tax rate computed using the federal statutory rate for the year ended December 31, 2021. The errors related primarily to the calculation of available net operating loss carryforwards and to stock based compensation. Since the Company provided a full valuation allowance on its net deferred tax assets, there was no impact to the Consolidated Balance Sheet as of December 31, 2021 and the consolidated statements of operations, stockholders’ equity and cash flows as of and for the year ended December 31, 2021.

The Company further reviewed its disclosure of the rate reconciliation and deferred tax calculation along with the valuation allowance of its net deferred tax assets. Other items that were corrected in the disclosure included allowance for doubtful accounts, equipment and leasehold improvements and operating lease liability along with the associated operating lease ROU assets.

The below table summarizes the revisions to the reconciliation of our income tax rate computed using the federal statutory rate to our actual income tax rate for the year ended December 31, 2021:

	December 31,
	2021 As Reported	Adjustments	2021 As Revised

U.S. statutory income tax rate	21.0%	-%	21.0%
State taxes, net of federal benefit	-	1.1	1.1
Permanent differences	-	(1.0)	(1.0)
Expiration of net operating loss and research credit carryforwards	-	(13.8)	(13.8)
Expiration and forfeiture of stock options	-	(1.5)	(1.5)
Other	-	(2.4)	(2.4)
Valuation allowance	-	(3.4)	(3.4)
Effect of net operating loss	(21.0)%	21.0	-
Total	-%	-%	-%

The table below summarizes the revisions to the attributes of the deferred tax assets and liabilities as of December 31, 2021 (in thousands):

	December 31,
	2021 As Reported	Adjustments	2021 As Revised

Accrued compensation	$135,000	$(25,000)	$110,000
Allowance for doubtful accounts	75,000	(5,000)	70,000
Stock based compensation	1,149,000	(663,000)	486,000
Equipment and leasehold improvements	(10,000)	11,000	1,000
Intangible assets	75,000	(14,000)	61,000
Operating lease liability	-	59,000	59,000
Reserve on debt security	-	13,000	13,000
Operating lease right-of -use assets	-	(57,000)	(57,000)
Net operating loss and research credit carryforwards	14,467,000	681,000	15,148,000
Valuation allowance	(15,891,000)	-	(15,891,000)
Net deferred tax assets	$-	$-	$-

The table below summarizes the revisions to the attributes of the deferred tax assets and liabilities as of December 31, 2020 (in thousands):

	December 31,
	2020 As Reported	Adjustments	2020 As Revised

Accrued compensation	$81,000	$(15,000)	$66,000
Allowance for doubtful accounts	474,000	(471,000)	3,000
Stock based compensation	1,073,000	(511,000)	562,000
Equipment and leasehold improvements	(14,000)	19,000	5,000
Intangible assets	65,000	(12,000)	53,000
Operating lease liability	-	111,000	111,000
Operating lease right-of-use assets	-	(109,000)	(109,000)
Net operating loss and research credit carryforwards	13,337,000	1,688,000	15,025,000
Valuation allowance	(15,016,000)	(700,000)	(15,716,000)
Net deferred tax assets	$-	$-	$-